Schedule of Investments (unaudited)	iShares® Interest Rate Hedged Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 96.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	3,036,200	$336,623,494

Total Investment Companies
(Cost: $339,850,400)		336,623,494

Short-Term Securities

Money Market Funds — 28.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(a)(c)(d)	87,372,886	87,425,310
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(a)(c)	12,340,000	12,340,000

Total Short-Term Securities — 28.6%
(Cost: $99,763,349)		99,765,310

Total Investments in Securities — 125.0%
(Cost: $439,613,749)		436,388,804

Liabilities in Excess of Other Assets — (25.0)%		(87,216,201)

Net Assets — 100.0%		$349,172,603

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$94,026,906	$—		$(6,636,971	)(a)	$20,460	$14,915	$87,425,310	87,372,886	$24,435	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,120,000	11,220,000	(a)	—		—	—	12,340,000	12,340,000	145,158		27
iShares iBoxx $ Investment Grade Corporate Bond ETF	644,356,037	80,825,012		(435,470,280)		(108,506,022)	155,418,747	336,623,494	3,036,200	5,317,826		—
						$(108,485,562)	$155,433,662	$436,388,804		$5,487,419		$27

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

								Upfront
						Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
4.52%	Annual	1-Day SOFR, 4.30%	Annual	N/A	03/23/23	$(70,000)	$9,712	$54	$9,658
4.60%	Annual	1-Day SOFR, 4.30%	Annual	N/A	04/05/23	(60,000)	3,387	59	3,328
4.65%	Annual	1-Day SOFR, 4.30%	Annual	N/A	04/23/23	(100,000)	3,670	126	3,544
3.27%	Annual	1-Day SOFR, 4.30%	Annual	N/A	07/15/23	(23,200)	170,650	(12,060)	182,710
4.32%	Annual	1-Day SOFR, 4.30%	Annual	N/A	09/26/23	(10,000)	39,438	9	39,429

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Corporate Bond ETF
January 31, 2023

Centrally Cleared Interest Rate Swaps (continued)

								Upfront
						Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
0.40%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	10/19/25	$(47,900)	$4,545,640	$101,595	$4,444,045
0.86%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	08/23/26	(4,420)	438,031	29	438,002
0.87%	Annual	1-Day SOFR, 4.30%	Annual	N/A	10/01/26	(7,500)	696,078	51	696,027
1.00%	Annual	1-Day SOFR, 4.30%	Annual	N/A	12/07/26	(5,000)	455,892	37	455,855
0.49%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	09/22/27	(62,232)	8,431,731	571,684	7,860,047
1.19%	Annual	1-Day SOFR, 4.30%	Annual	N/A	10/20/28	(25,300)	2,789,632	268	2,789,364
0.77%	Semi-annual	3-Month LIBOR, 4.82%	Quarterly	N/A	04/01/30	(13,514)	2,345,993	(118,594)	2,464,587
0.78%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	10/19/30	(27,400)	5,041,456	392	5,041,064
1.22%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	02/12/31	(25,180)	4,013,430	776,996	3,236,434
1.63%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	05/25/31	(1,000)	134,667	(15,244)	149,911
1.03%	Annual	1-Day SOFR, 4.30%	Annual	N/A	08/23/31	(1,000)	162,384	14	162,370
1.28%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	08/23/31	(5,000)	818,370	69	818,301
1.37%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	09/22/31	(5,460)	862,479	77	862,402
1.24%	Annual	1-Day SOFR, 4.30%	Annual	N/A	12/15/31	(18,300)	2,756,357	282	2,756,075
1.28%	Annual	1-Day SOFR, 4.30%	Annual	N/A	12/17/31	(3,100)	458,854	48	458,806
0.91%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	09/25/35	(26,000)	6,859,579	120,327	6,739,252
1.35%	Annual	1-Day SOFR, 4.30%	Annual	N/A	12/15/36	(10,500)	2,156,597	209	2,156,388
1.34%	Annual	1-Day SOFR, 4.30%	Annual	N/A	12/21/36	(3,500)	726,284	66	726,218
3.25%	Annual	1-Day SOFR, 4.30%	Annual	N/A	01/31/38	(1,500)	(8,678)	32	(8,710)
1.11%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	10/19/40	(21,700)	6,874,531	1,166,332	5,708,199
1.57%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	08/23/41	(3,470)	911,228	78	911,150
0.86%	Semi-annual	3-Month LIBOR, 4.82%	Quarterly	N/A	03/30/45	(23,747)	9,521,630	1,119,522	8,402,108
1.16%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	10/19/45	(8,783)	3,148,818	1,177,181	1,971,637
1.06%	Semi-annual	3-Month LIBOR, 4.82%	Quarterly	N/A	09/18/50	(18,755)	7,670,377	437,902	7,232,475
1.18%	Semi-annual	3-Month LIBOR, 4.81%	Quarterly	N/A	10/19/50	(18,750)	7,250,395	2,368,855	4,881,540
1.29%	Annual	1-Day SOFR, 4.30%	Annual	N/A	12/07/51	(3,700)	1,188,805	128	1,188,677
1.38%	Annual	1-Day SOFR, 4.30%	Annual	N/A	12/15/51	(3,600)	1,091,626	125	1,091,501
							$81,569,043	$7,696,649	$73,872,394

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Corporate Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$336,623,494	$—	$—	$336,623,494
Short-Term Securities
Money Market Funds	99,765,310	—	—	99,765,310
	$436,388,804	$—	$—	$436,388,804
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$73,881,104	$—	$73,881,104
Liabilities
Interest Rate Contracts	—	(8,710)	—	(8,710)
	$—	$73,872,394	$—	73,872,394

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate

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